Expense Example {- Fidelity Advisor® Stock Selector Mid Cap Fund} - 11.30 Fidelity Advisor Stock Selector Mid Cap Fund - AMCIZ PRO-16 - Fidelity Advisor® Stock Selector Mid Cap Fund	Jan. 29, 2022 USD ($)
Fidelity Advisor Stock Selector Mid Cap Fund-Class A
Expense Example:
1 year	$ 676
3 years	890
5 years	1,121
10 years	1,784
Fidelity Advisor Stock Selector Mid Cap Fund-Class M
Expense Example:
1 year	477
3 years	745
5 years	1,033
10 years	1,852
Fidelity Advisor Stock Selector Mid Cap Fund-Class C
Expense Example:
1 year	287
3 years	579
5 years	995
10 years	1,952
Fidelity Advisor Stock Selector Mid Cap Fund - Class I
Expense Example:
1 year	84
3 years	262
5 years	455
10 years	1,014
Fidelity Advisor Stock Selector Mid Cap Fund-Class Z
Expense Example:
1 year	68
3 years	214
5 years	373
10 years	$ 835